Income taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Compensation and benefit accruals	$ 22,443	$ 10,087
Net operating loss carryforwards	3,692	219
Non-deductible and excess interest	32,260	28,114
Acquisition costs	411	463
Capital lease	153	153
Other	1,236	928
Total deferred tax assets	60,195	39,964
Deferred tax liabilities:
Depreciation and amortization	(772)	(257)
Goodwill	(12,873)	(10,413)
Unrealized gain	(77,310)	(57,319)
Total deferred tax liabilities	(90,955)	(67,989)
Net deferred tax position	(30,760)	(28,025)
Valuation allowance	(19,252)	(16,864)
Net deferred tax liabilities	$ (50,012)	$ (44,889)